Inventories-Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Inventories [Line Items]
Impairment of inventories	€ 983		€ (932)
Advance payments	4,057	[1]		€ 4,357
Slow Moving and Accrual Obsolescence [Member]
Inventories [Line Items]
Impairment of inventories	€ 3,501			€ 2,885

[1]	Unaudited